HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Electric Utilities -- 3.0%
---------------------------------------------------------------------------
      $1,500         Puerto Rico Electric Power Authority,     $    566,355
                     0.00%, 7/1/17
---------------------------------------------------------------------------
                                                               $    566,355
---------------------------------------------------------------------------
General Obligations -- 4.3%
---------------------------------------------------------------------------
      $  750         Honolulu, 4.75%, 9/1/17                   $    700,283
         285         Puerto Rico, Public Improvement, 0.00%,        121,649
                     7/1/15
---------------------------------------------------------------------------
                                                               $    821,932
---------------------------------------------------------------------------
Hospital -- 16.0%
---------------------------------------------------------------------------
      $  200         Hawaii State Department of Budget and     $    188,866
                     Finance, (Kaiser Permanente), 5.15%,
                     3/1/15
         635         Hawaii State Department of Budget and          652,596
                     Finance, (Kapiolani Health System),
                     6.00%, 7/1/19
         870         Hawaii State Department of Budget and          876,290
                     Finance, (Queens Health System), 5.75%,
                     7/1/26
         710         Hawaii State Department of Budget and          750,917
                     Finance, (Wahiawa General Hospital),
                     7.50%, 7/1/12
         300         Hawaii State Department of Budget and          278,103
                     Finance, (Wilcox Memorial Hospital),
                     5.35%, 7/1/18
         300         Hawaii State Department of Budget and          277,575
                     Finance, (Wilcox Memorial Hospital),
                     5.50%, 7/1/28
---------------------------------------------------------------------------
                                                               $  3,024,347
---------------------------------------------------------------------------
Housing -- 7.3%
---------------------------------------------------------------------------
      $  200         Guam Housing Corp., Single Family,        $    202,342
                     5.75%, 9/1/31
       1,000         Hawaii State Housing Finance and             1,022,709
                     Development, Single Family, 5.90%,
                     7/1/27
         145         Hawaii State Housing Finance and               148,699
                     Development, Single Family, (AMT),
                     6.00%, 7/1/26
---------------------------------------------------------------------------
                                                               $  1,373,750
---------------------------------------------------------------------------
Industrial Development Revenue -- 2.8%
---------------------------------------------------------------------------
      $  370         Hawaii State Department of                $    351,903
                     Transportation, (Continental Airlines,
                     Inc.), (AMT), 5.625%, 11/15/27
         180         Puerto Rico Port Authority, (American          187,362
                     Airlines), (AMT), 6.30%, 6/1/23
---------------------------------------------------------------------------
                                                               $    539,265
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Education -- 5.4%
---------------------------------------------------------------------------
      $  500         Hawaii State Housing Development Corp.,   $    510,015
                     (University of Hawaii), (AMBAC), 5.65%,
                     10/1/16
         500         University of Hawaii Board of Regents,         510,385
                     University System, (AMBAC), 5.65%,
                     10/1/12
---------------------------------------------------------------------------
                                                               $  1,020,400
---------------------------------------------------------------------------
Insured-Electric Utilities -- 8.7%
---------------------------------------------------------------------------
      $1,000         Hawaii State Department of Budget and     $  1,000,400
                     Finance, (Hawaiian Electric Co.),
                     (MBIA), (AMT), 5.65%, 10/1/27
         500         Hawaii State Department of Budget and          539,765
                     Finance, (Hawaiian Electric Co., Inc.),
                     (MBIA), (AMT), 6.60%, 1/1/25
         100         Puerto Rico Electric Power Authority,          109,750
                     STRIPES, (FSA), Variable Rate, 7/1/03(1)
---------------------------------------------------------------------------
                                                               $  1,649,915
---------------------------------------------------------------------------
Insured-General Obligations -- 15.7%
---------------------------------------------------------------------------
      $  350         Hawaii County, (FGIC), 5.55%, 5/1/10      $    364,798
         400         Hawaii State, (FGIC), 5.00%, 10/1/17           382,708
         150         Honolulu, City and County, (FGIC),             139,988
                     5.00%, 7/1/23
         250         Honolulu, City and County, (FGIC),             233,055
                     5.00%, 4/1/24
         305         Kauai County, (MBIA), 5.90%, 2/1/14            317,078
         910         Maui County, (FGIC), 5.00%, 9/1/17             870,797
         250         Maui County, (FGIC), 5.25%, 3/1/18             246,055
         420         Maui County, (FGIC), 5.30%, 9/1/14             421,054
---------------------------------------------------------------------------
                                                               $  2,975,533
---------------------------------------------------------------------------
Insured-Hospital -- 3.0%
---------------------------------------------------------------------------
      $  500         Hawaii State Department of Budget and     $    455,590
                     Finance, (Queens Health System), (MBIA),
                     5.00%, 7/1/28
         100         Hawaii State Department of Budget and          106,698
                     Finance, (St. Francis Medical Center),
                     (FSA), 6.50%, 7/1/22
---------------------------------------------------------------------------
                                                               $    562,288
---------------------------------------------------------------------------
Insured-Housing -- 2.7%
---------------------------------------------------------------------------
      $  480         Honolulu, Mortgage Revenue Bonds, (Smith  $    506,525
                     Beretania), (FHA Insured) (MBIA), 7.80%,
                     7/1/24
---------------------------------------------------------------------------
                                                               $    506,525
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HAWAII MUNICIPALS PORTFOLIO AS OF JULY 31, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------
Insured-Lease Revenue/ Certificates of Participation -- 1.2%
---------------------------------------------------------------------------
      $  250         Hawaii State, (Kapolei State Office       $    233,388
                     Building), (AMBAC), 5.00%, 5/1/18
---------------------------------------------------------------------------
                                                               $    233,388
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
---------------------------------------------------------------------------
      $  210         Puerto Rico Infrastructure Financing      $    174,626
                     Authority, (AMBAC), Variable Rate,
                     7/1/28(1)
---------------------------------------------------------------------------
                                                               $    174,626
---------------------------------------------------------------------------
Insured-Transportation -- 8.5%
---------------------------------------------------------------------------
      $  500         Hawaii State Airports System, (FGIC),     $    524,250
                     (AMT), 7.50%, 7/1/20
         100         Hawaii State Airports System, (MBIA),          114,208
                     (AMT), 6.90%, 7/1/12
         245         Hawaii State Airports System, (MBIA),          260,420
                     (AMT), 7.00%, 7/1/18
         650         Hawaii State Harbor Revenue, (FGIC),           697,093
                     (AMT), 6.375%, 7/1/24
---------------------------------------------------------------------------
                                                               $  1,595,971
---------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
---------------------------------------------------------------------------
      $1,000         Honolulu, City and County Waste Water     $    348,500
                     Systems, (FGIC), 0.00%, 7/1/18
         730         Honolulu, City and County Waterworks           614,237
                     System Revenue, (FGIC), 4.50%, 7/1/28
---------------------------------------------------------------------------
                                                               $    962,737
---------------------------------------------------------------------------
Special Tax Revenue -- 2.2%
---------------------------------------------------------------------------
      $  200         Puerto Rico Infrastructure Financing      $    177,540
                     Authority, Variable Rate, 7/1/28(1)(2)
         250         Virgin Islands Public Facilities               244,948
                     Authority, 5.625%, 10/1/25
---------------------------------------------------------------------------
                                                               $    422,488
---------------------------------------------------------------------------

PRINCIPAL AMOUNT
 (000'S OMITTED)     SECURITY                                  VALUE
---------------------------------------------------------------------------

Transportation -- 9.9%
---------------------------------------------------------------------------
      $  500         Hawaii State Highway Revenue, 5.00%,      $    485,845
                     7/1/12
         250         Hawaii State Highway Revenue, 5.50%,           254,268
                     7/1/18
       1,300         Puerto Rico Highway and Transportation       1,132,039
                     Authority, 4.75%, 7/1/38
---------------------------------------------------------------------------
                                                               $  1,872,152
---------------------------------------------------------------------------
Water and Sewer -- 3.3%
---------------------------------------------------------------------------
      $  600         Honolulu, Water Supply System, 5.80%,     $    623,988
                     7/1/16
---------------------------------------------------------------------------
                                                               $    623,988
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100%
   (identified cost $18,612,858)                               $ 18,925,660
---------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1999, 51.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 25.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 1999

                                          FLORIDA INSURED       HAWAII         KANSAS
                                             PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------
Investments --
   Identified cost                           $27,896,035     $ 18,612,858   $ 12,538,681
   Unrealized appreciation                       373,165          312,802         56,639
----------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $28,269,200     $ 18,925,660   $ 12,595,320
----------------------------------------------------------------------------------------
Cash                                         $   351,832     $    347,835   $    271,880
Receivable for investments sold                   25,429               --         10,197
Interest receivable                              448,550          185,951        173,263
Receivable from the Investment Adviser                --           24,254         21,308
Other assets                                       8,548            8,419          7,989
----------------------------------------------------------------------------------------
TOTAL ASSETS                                 $29,103,559     $ 19,492,119   $ 13,079,957
----------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees      $       135     $        135   $        135
Other accrued expenses                             4,460            5,543          5,684
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $     4,595     $      5,678   $      5,819
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $29,098,964     $ 19,486,441   $ 13,074,138
----------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $28,725,799     $ 19,173,639   $ 13,017,499
Net unrealized appreciation (computed on
   the basis of identified cost)                 373,165          312,802         56,639
----------------------------------------------------------------------------------------
TOTAL                                        $29,098,964     $ 19,486,441   $ 13,074,138
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 1999

                                          FLORIDA INSURED       HAWAII        KANSAS
                                             PORTFOLIO        PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------
Interest                                     $   792,391     $    544,884   $  354,916
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $   792,391     $    544,884   $  354,916
--------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------
Investment adviser fee                       $    28,063     $     15,340   $   10,028
Trustees fees and expenses                           194              194          194
Custodian fee                                     12,322           13,252       13,295
Legal and accounting services                      8,840            8,840        8,593
Amortization of organization expenses                201              331          184
Miscellaneous                                      6,024            3,276        3,180
--------------------------------------------------------------------------------------
TOTAL EXPENSES                               $    55,644     $     41,233   $   35,474
--------------------------------------------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                            $        --     $     15,340   $   10,028
   Preliminary allocation of expenses to
      the Investment Adviser                          --           24,254       21,308
   Reduction of custodian fee                      6,560            1,639        4,138
--------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     6,560     $     41,233   $   35,474
--------------------------------------------------------------------------------------

NET EXPENSES                                 $    49,084     $         --   $       --
--------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $   743,307     $    544,884   $  354,916
--------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $    78,601     $     35,456   $  (65,642)
   Financial futures contracts                    18,253           47,758       12,019
--------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $    96,854     $     83,214   $  (53,623)
--------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(1,749,139)    $ (1,177,306)  $ (588,519)
   Financial futures contracts                        --               --          787
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(1,749,139)    $ (1,177,306)  $ (587,732)
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(1,652,285)    $ (1,094,092)  $ (641,355)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (908,978)    $   (549,208)  $ (286,439)
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JULY 31, 1999

                                          FLORIDA INSURED       HAWAII         KANSAS
Increase (Decrease) in Net Assets            PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
From operations --
   Net investment income                     $   743,307     $    544,884   $    354,916
   Net realized gain (loss)                       96,854           83,214        (53,623)
   Net change in unrealized appreciation
      (depreciation)                          (1,749,139)      (1,177,306)      (587,732)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $  (908,978)    $   (549,208)  $   (286,439)
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 4,190,309     $  1,187,885   $  1,321,097
   Withdrawals                                (2,321,983)      (1,541,784)      (841,798)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $ 1,868,326     $   (353,899)  $    479,299
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $   959,348     $   (903,107)  $    192,860
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of period                       $28,139,616     $ 20,389,548   $ 12,881,278
----------------------------------------------------------------------------------------
AT END OF PERIOD                             $29,098,964     $ 19,486,441   $ 13,074,138
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JANUARY 31, 1999

                                          FLORIDA INSURED       HAWAII         KANSAS
Increase (Decrease) in Net Assets            PORTFOLIO        PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 1,347,962     $  1,069,839   $    641,820
   Net realized gain                              87,420          267,003         73,744
   Net change in unrealized appreciation
      (depreciation)                             301,762          (89,480)        21,642
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 1,737,144     $  1,247,362   $    737,206
----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 6,379,597     $  2,231,345   $  2,114,772
   Withdrawals                                (4,827,198)      (2,953,293)    (1,389,324)
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $ 1,552,399     $   (721,948)  $    725,448
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $ 3,289,543     $    525,414   $  1,462,654
----------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------
At beginning of year                         $24,850,073     $ 19,864,134   $ 11,418,624
----------------------------------------------------------------------------------------
AT END OF YEAR                               $28,139,616     $ 20,389,548   $ 12,881,278
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                   FLORIDA INSURED PORTFOLIO
                                           --------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED                              YEAR ENDED JANUARY 31,
                                           JULY 31, 1999     --------------------------------------------------------
                                           (UNAUDITED)         1999        1998        1997        1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                     0.38%(3)    0.18%       0.07%       0.09%       0.07%       0.01%(3)
Net expenses after custodian fee
   reduction                                        0.34%(3)    0.11%       0.00%       0.02%       0.00%         --
Net investment income                               5.13%(3)    5.21%       5.63%       5.76%       5.82%       5.73%(3)
Portfolio Turnover                                    21%          9%         34%         36%         32%         33%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                      $29,099     $28,140     $24,850     $24,204     $21,416     $14,400
---------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses                                                        0.30%       0.48%       0.39%       0.39%       0.41%(3)
Expenses after custodian fee reduction                          0.23%       0.41%       0.32%       0.32%         --
Net investment income                                           5.09%       5.22%       5.46%       5.50%       5.33%(3)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        HAWAII PORTFOLIO
                                           --------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED                              YEAR ENDED JANUARY 31,
                                           JULY 31, 1999     --------------------------------------------------------
                                           (UNAUDITED)         1999        1998        1997        1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                     0.02%(3)    0.04%       0.03%       0.04%       0.06%       0.06%(3)
Net expenses after custodian fee
   reduction                                        0.00%(3)    0.00%       0.00%       0.00%       0.00%         --
Net investment income                               5.50%(3)    5.39%       5.70%       5.96%       6.01%       6.03%(3)
Portfolio Turnover                                     9%         29%         27%         21%         19%         66%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                      $19,486     $20,390     $19,864     $16,014     $15,578     $12,865
---------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(2)                                         0.42%(3)    0.28%       0.46%       0.43%       0.41%       0.38%(3)
Expenses after custodian fee reduction              0.40%(3)    0.24%       0.43%       0.39%       0.35%         --
Net investment income                               5.10%(3)    5.15%       5.27%       5.57%       5.66%       5.70%(3)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                        KANSAS PORTFOLIO
                                           --------------------------------------------------------------------------
                                           SIX MONTHS
                                           ENDED                              YEAR ENDED JANUARY 31,
                                           JULY 31, 1999     --------------------------------------------------------
                                           (UNAUDITED)         1999        1998        1997        1996      1995(1)
---------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------------------------------------------------
Net expenses(2)                                     0.06%(3)    0.06%       0.05%       0.08%       0.09%       0.01%(3)
Net expenses after custodian fee
   reduction                                        0.00%(3)    0.00%       0.00%       0.00%       0.00%         --
Net investment income                               5.42%(3)    5.34%       5.79%       5.91%       5.93%       5.68%(3)
Portfolio Turnover                                     9%         33%         17%         49%         21%         12%
---------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                      $13,074     $12,881     $11,419     $11,736     $11,609     $ 8,306
---------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Expenses(2)                                         0.54%(3)    0.36%       0.57%       0.48%       0.50%       0.43%(3)
Expenses after custodian fee reduction              0.48%(3)    0.30%       0.52%       0.40%       0.41%         --
Net investment income                               4.94%(3)    5.04%       5.27%       5.51%       5.52%       5.26%(3)
---------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 2, 1994, to January 31, 1995.
(2) The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   July 31, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management, reflect all adjustments necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 1999, each Portfolio incurred advisory fees as follows:

PORTFOLIO                                  AMOUNT    EFFECTIVE RATE*
--------------------------------------------------------------------
Florida Insured                           $ 28,063         0.19%
Hawaii                                      15,340         0.15%
Kansas                                      10,028         0.15%

*    As a percentage of average daily net assets.

   To enhance the net income of the Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $15,340 and $10,028, respectively, and $24,254 and $21,308, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 1999, were as follows:

FLORIDA INSURED PORTFOLIO
-----------------------------------------------------
Purchases                                 $ 7,510,686
Sales                                       6,075,534


HAWAII PORTFOLIO
-----------------------------------------------------
Purchases                                 $ 1,662,624
Sales                                       1,834,011

KANSAS PORTFOLIO
-----------------------------------------------------
Purchases                                 $ 1,713,140
Sales                                       1,124,945

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1999, as computed on a federal income tax basis, are as follows:

FLORIDA INSURED PORTFOLIO
------------------------------------------------------
AGGREGATE COST                            $ 27,896,035
------------------------------------------------------
Gross unrealized appreciation             $  1,136,192
Gross unrealized depreciation                 (763,027)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $    373,165
------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

HAWAII PORTFOLIO
------------------------------------------------------
AGGREGATE COST                            $ 18,612,858
------------------------------------------------------
Gross unrealized appreciation             $    691,685
Gross unrealized depreciation                 (378,883)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $    312,802
------------------------------------------------------


KANSAS PORTFOLIO
------------------------------------------------------
AGGREGATE COST                            $ 12,538,681
------------------------------------------------------
Gross unrealized appreciation             $    297,030
Gross unrealized depreciation                 (240,391)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $     56,639
------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended July 31, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At July 31, 1999, there were no outstanding obligations under these financial instruments.

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Cynthia J. Clemson
Vice President and Portfolio
Manager of Florida Insured
Municipals Portfolio

Robert B. MacIntosh
Vice President and Portfolio
Manager of Hawaii Municipals
Portfolio

Timothy T. Browse
Vice President and Portfolio
Manager of Kansas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant